UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            August 16, 2010
--------------------------     --------------------          ------------------
       [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:              $1,969,901
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE


                                                 FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8

                                                        VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
AURIZON MINES LTD        COM               05155P106       9,732   1,963,881 SH            SOLE      NONE      1,963,881
BARRICK GOLD CORP        COM               067901108      33,317     733,693 SH            SOLE      NONE        733,693
EXETER RES CORP          COM               301835104      12,980   2,063,973 SH            SOLE      NONE      2,063,973
GAMMON GOLD INC          COM               36467T106      12,727   2,331,019 SH            SOLE      NONE      2,331,019
GOLDCORP INC NEW         COM               380956409       3,464      79,000 SH            SOLE      NONE         79,000
IAMGOLD CORP             COM               450913108         959      54,000 SH            SOLE      NONE         54,000
ISHARES SILVER TRUST     ISHARES           46428Q109      91,050   5,000,000     PUT       SOLE      NONE      5,000,000
JAGUAR MNG INC           COM               47009M103      38,347   4,290,841 SH            SOLE      NONE      4,290,841
KIMBER RES INC           COM               49435N101       2,002   2,490,375 SH            SOLE      NONE      2,490,375
KINROSS GOLD CORP        COM NO PAR        496902404      16,698     977,086 SH            SOLE      NONE        977,086
KOBEX MINERALS INC       COM               49989C105         423     552,620 SH            SOLE      NONE        552,620
MAG SILVER CORP          COM               55903Q104       9,116   1,467,193 SH            SOLE      NONE      1,467,193
MARKET VECTORS ETF TR    GOLD MINER ETF    57060U100       4,105      79,000 SH            SOLE      NONE         79,000
MARKET VECTORS ETF TR    JR GOLD MINERS E  57060U589       1,908      70,000 SH            SOLE      NONE         70,000
MIDWAY GOLD CORP         COM               598153104         343     739,700 SH            SOLE      NONE        739,700
MINEFINDERS LTD          COM               602900102      18,646   2,077,566 SH            SOLE      NONE      2,077,566
NEW GOLD INC CDA         COM               644535106       4,882     788,680 SH            SOLE      NONE        788,680
NEWMONT MINING CORP      COM               651639106      37,044     600,000     PUT       SOLE      NONE        600,000
NOVAGOLD RES INC         COM NEW           66987E206       8,746   1,253,076 SH            SOLE      NONE      1,253,076
NOVAGOLD RES INC         NOTE 5.500% 5/0   66987EAA5      19,788  20,000,000 SH            SOLE      NONE     20,000,000
RANDGOLD RES LTD         ADR               752344309       5,811      61,331 SH            SOLE      NONE         61,331
RUBICON MINERALS CORP    COM               780911103       7,421   2,143,851 SH            SOLE      NONE      2,143,851
SILVER STD RES INC       COM               82823L106       1,258      70,504 SH            SOLE      NONE         70,504
SPDR GOLD TRUST          GOLD SHS          78463V107      36,687     301,500     CALL      SOLE      NONE        301,500
SPDR GOLD TRUST          GOLD SHS          78463V107     181,201   1,489,158 SH            SOLE      NONE      1,489,158
SPDR GOLD TRUST          GOLD SHS          78463V107   1,411,245  11,598,000     PUT       SOLE      NONE     11,598,000

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